Summary of Significant Accounting Policies - Schedule of Depreciation on Vessels and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Hull [Member]
Property, Plant and Equipment [Line Items]
Asset's estimated useful life	25 years
Anchor-Handling, Loading and Unloading Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset's estimated useful life	25 years
Main/Auxiliary Engine [Member]
Property, Plant and Equipment [Line Items]
Asset's estimated useful life	25 years
Thruster, Dynamic Positioning Systems, Cranes and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset's estimated useful life	25 years
Minimum [Member] | Drydock Costs [Member]
Property, Plant and Equipment [Line Items]
Asset's estimated useful life	2 years 6 months
Maximum [Member] | Drydock Costs [Member]
Property, Plant and Equipment [Line Items]
Asset's estimated useful life	5 years